Kenneth N. Crowley
Vice President & Associate General Counsel
Law Department

Delaware Life Insurance Company
230 Third Avenue, 6th Floor
Waltham, MA 02451
Tel:
781-790-8774
Kenneth.crowley@delawarelife.com

July 1, 2026

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re: Certification pursuant to Rule 497(j)
Delaware Life Variable Account F ("Registrant")
File Nos. 333-225901 and 811-05846

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the forms of  prospectus and statement of additional information for the above-captioned Registrant, each dated June 30, 2026, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the rate sheet supplement,  prospectus and statement of additional information, being Post-Effective Amendment No. 15.  Post-Effective Amendment No.15 was filed electronically with the Securities and Exchange Commission via EDGAR on June 30, 2026.

Sincerely,

/s/ Kenneth N. Crowley

Kenneth N. Crowley
Vice President & Associate General Counsel